Line Of Credit	12 Months Ended
Dec. 31, 2011
Line Of Credit [Abstract]
Line Of Credit
24.	Line of Credit

The Company has an overall line of credit of approximately $11.5 million and $13.6 million as of December 31, 2011 and 2010, respectively, from its banks for various requirements such as pre and post shipment loan, export bill discounting, overdrafts, working capital demand loans, financial and performance guarantees, etc. These facilities bear interest as negotiated with the bank from time to time. The facilities are secured by accounts receivables of the Company. The drawn down on these facilities can be withdrawn by the banks on non compliance of terms and conditions mentioned in the facility letter. The Company has availed guarantee facility of $0.8 million and $3.8 million as of December 31, 2011 and 2010, respectively. In addition, Patni U.S.A. has a facility for issuance of letters of credit to the extent of $Nil and $ 0.5 million as of December 31, 2011 and 2010. No amounts were utilized under these facilities.